Risk Management (Details 6) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 2,042	$ 723
Macro Economic [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	896,095	882,414
Gross carrying amount	$ 32,671,515	$ 30,213,415
Reported ECL Coverage	2.74%	2.92%
Macro Economic [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 797,501	$ 745,089
Reported ECL Coverage	2.44%	2.46%
Macro Economic [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 835,956	$ 815,113
Reported ECL Coverage	2.56%	2.69%
Macro Economic [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 884,480	$ 879,358
Reported ECL Coverage	2.71%	2.90%
Macro Economic [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 929,802	$ 949,329
Reported ECL Coverage	2.85%	3.13%
Macro Economic [Member] | UnfavorableScenarioTwo1Member
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 962,437	$ 970,563
Reported ECL Coverage	2.95%	3.21%